Income Taxes (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Oct. 01, 2007
Schedule of Equity Method Investments [Line Items]
Dividends received		$ 7,274,000	$ 3,841,000	$ 1,634,000
Income Taxes (Textual) [Abstract]
Effective income tax rate	35.20%	35.30%	35.80%	35.00%
Recognized liability on adoption		0	51,000	106,000	486,000	106,000
Penalties and interest						8,600
Additional uncertain tax position				380,000
Albemarle & Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received		3,200,000	2,300,000	1,600,000
Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received		$ 4,100,000	$ 1,500,000